CONVERTIBLE NOTES PAYABLE (Details) - USD ($)		1 Months Ended	4 Months Ended	12 Months Ended
		Feb. 02, 2018	Dec. 31, 2017	Dec. 31, 2021	Mar. 31, 2022		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Total Convertible Notes				$ 635,714	$ 638,714
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.0079	$ 0.0109		$ 0.079	$ 0.079
Debt Instrument, Convertible, Conversion Price				$ 0.001
GHS Investments [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%	8.00%
Notes Issued				$ 165,000
Debt Instrument, Convertible, Conversion Price				$ 0.0171	$ 0.0171
Various Convertible Notes [Member]
Short-term Debt [Line Items]
Total Convertible Notes				$ 43,500	$ 43,500
Debt Instrument, Face Amount				43,500			$ 43,500
Golock Capital, LLC Convertible Notes [Member]
Short-term Debt [Line Items]
Total Convertible Notes				339,011 [1]	339,011	[1]			$ 302,067
Debt Instrument, Face Amount		$ 40,000		339,011			339,011
Debt Instrument, Interest Rate, Stated Percentage		10.00%	10.00%
Debt Instrument, Maturity Date, Description		November 2, 2018	maturity dates between September 1, 2018 and August 31, 2018.
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.015	$ 0.014
Sale of Stock, Number of Shares Issued in Transaction		2,500,000
Unamortized note discount		$ 40,000	$ 19,652						$ 0
Debt Instrument, Description			The notes are convertible into shares of the Company’s common stock at prices between $0.015 and $0.02 per share
Increase (Decrease) in Derivative Liabilities		553,000
Debt Issuance Costs, Net		$ 43,250
Other Convertible Notes [Member]
Short-term Debt [Line Items]
Total Convertible Notes	[2]			253,203	$ 256,203
Debt Instrument, Face Amount				$ 253,203			$ 238,203
Golock Capital Llc Convertibles Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Description		Company amended the notes above by changing the conversion feature for the aggregate notes to be convertible into shares of common stock of the Company at the lower of (i) $0.015 per share or, (ii) 58% of the lowest closing bid price in the 20 trading days prior to the day that the Lender requests conversion.

[1]	On February 2, 2018, the Company issued a convertible note to Golock Capital, LLC (“Lender”) in the principal amount of $
[2]	% per annum and a maturity date of